UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  3/31/2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	  Winston-Salem, NC	       May 6, 2010

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total:  $150614



List of Other Included Managers:

NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hathaway Inc C COM              084670108     3654     3000 SH       Sole                     3000
3M Co                          COM              88579Y101     6313    75537 SH       Sole                    75537
AT&T Inc.                      COM              00206R102      355    13735 SH       Sole                    13735
Automatic Data Processing      COM              053015103     6069   136475 SH       Sole                   136475
Bank Of Hawaii                 COM              062540109      225     5000 SH       Sole                     5000
Berkshire Hathaway Inc Cl B    COM              084670702     6144    75600 SH       Sole                    75600
Bp Plc Adr                     COM              055622104      738    12940 SH       Sole                    12940
Bridgehampton National Bank    COM              108035106     3260   139310 SH       Sole                   139310
Bristol Myers                  COM              110122108      235     8800 SH       Sole                     8800
Caterpillar Inc.               COM              149123101     3044    48425 SH       Sole                    48425
Chevron Corporation            COM              166764100     1545    20368 SH       Sole                    20368
Cisco Sys Inc                  COM              17275R102     1067    41000 SH       Sole                    41000
Coca-Cola                      COM              191216100      726    13200 SH       Sole                    13200
Deere & Company                COM              244199105     1189    20000 SH       Sole                    20000
Diageo Plc                     COM              25243Q205     3961    58725 SH       Sole                    58725
Disney Walt Co                 COM              254687106      489    14000 SH       Sole                    14000
Duke Energy                    COM              26441C105     1080    66200 SH       Sole                    66200
EOG Res Inc Com                COM              26875P101      372     4000 SH       Sole                     4000
Ei Dupont De Nemours & Co      COM              263534109      495    13286 SH       Sole                    13286
Emerson Elec Co                COM              291011104     7436   147720 SH       Sole                   147720
Exxon Mobil Corp               COM              30231G102     4926    73540 SH       Sole                    73540
Factset Research Sys           COM              303075105     4738    64575 SH       Sole                    64575
General Elec Co                COM              369604103     7165   393656 SH       Sole                   393656
Google Inc. Cl A               COM              38259P508     4758     8390 SH       Sole                     8390
Heineken Holding               COM              N39338194      451    10125 SH       Sole                    10125
Heinz H J Co                   COM              423074103     2719    59625 SH       Sole                    59625
Hewlett Packard                COM              428236103     1972    37100 SH       Sole                    37100
Honeywell International Inc    COM              438516106     2638    58275 SH       Sole                    58275
Intel Corp.                    COM              458140100     2795   125375 SH       Sole                   125375
International Business Machine COM              459200101     4940    38521 SH       Sole                    38521
Johnson & Johnson              COM              478160104     6271    96174 SH       Sole                    96174
Kraft Foods Inc Class A        COM              50075N104     2814    93055 SH       Sole                    93055
L 3 Communications Hldg Corp   COM              502424104     4528    49415 SH       Sole                    49415
Laboratory Amer Hldgs Com New  COM              50540R409     1257    16600 SH       Sole                    16600
Medtronic Inc.                 COM              585055106     4910   109030 SH       Sole                   109030
Nestle Sa                      COM              641069406     5308   103678 SH       Sole                   103678
Newell Rubbermaid Inc Com      COM              651229106      296    19500 SH       Sole                    19500
Norfolk Southern Corp.         COM              655844108      713    12750 SH       Sole                    12750
Pepsico Inc.                   COM              713448108     3687    55727 SH       Sole                    55727
Pfizer Inc.                    COM              717081103      721    42062 SH       Sole                    42062
Philip Morris Intl Inc Com     COM              718172109      673    12900 SH       Sole                    12900
Plum Creek Timber Co.          COM              729251108      389    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     6687   105688 SH       Sole                   105688
Royal Dutch Shell Plc Spons Ad COM              780259206      463     8000 SH       Sole                     8000
Schlumberger                   COM              806857108     4653    73325 SH       Sole                    73325
Staples Inc.                   COM              855030102     5383   229976 SH       Sole                   229976
Stryker Corp                   COM              863667101     2320    40550 SH       Sole                    40550
Target Corp                    COM              87612E106     4442    84440 SH       Sole                    84440
Tesco PLC Ord                  COM              G87621101       75    11400 SH       Sole                    11400
Verizon Communications         COM              92343V104      358    11539 SH       Sole                    11539
Walgreen Co.                   COM              931422109     5370   144790 SH       Sole                   144790
Wells Fargo & Co.              COM              949746101      218     7000 SH       Sole                     7000
XTO Energy Inc.                COM              98385X106     3560    75460 SH       Sole                    75460
Money Mkt Obligs Tr Autcash Mg                                  20    20421 SH       Sole                    20421